Subsidiary Guarantors (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 15, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	$ 1,452			$ 1,452
Percentage of agragate limited partner interest				100.00%	100.00%
Ownership interest	87.40%			87.40%
Current assets:
Cash and cash equivalents	1,448		1,038	1,448	1,038
Accounts receivable	4,068			4,068			1,958
Unbilled revenue	24,121			24,121			21,512
Risk management assets	2,082			2,082			969
Other current assets	6,140			6,140			3,226
Assets Held-for-sale, Current	1,485			1,485			0
Total current assets	39,344			39,344			28,241
Property, plant and equipment, net	314,259			314,259			223,819
Noncurrent assets held for sale, net	3,049			3,049			0
Intangible Assets, Net (Excluding Goodwill)	5,525			5,525			0
Goodwill	16,447			16,447			0
Deferred Tax Assets, Gross	5,493			5,493			0
Investment in subsidiaries	0			0			0
Other assets	6,380			6,380			4,636
Total assets	390,497			390,497			256,696
Current liabilities:
Accounts payable	7,001			7,001			5,527
Accrued gas purchases	18,159			18,159			17,034
Due to Affiliate	20,000			20,000			0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,567			1,567			0
Risk management liabilities	290			290			0
Accrued expenses and other current liabilities	14,618			14,618			9,619
Total current liabilities	65,068			65,068			32,180
Risk Management, Non Current Liabilities	28			28			0
Asset retirement cost	34,250			34,250			8,319
Other Liabilities, Noncurrent	188			188			309
Long- term debt, excluding current maturities	128,022			128,022			128,285
Deferred Tax Liabilities, Gross	10,714			10,714			0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,121			1,121			0
Total liabilities	239,391			239,391			169,093
Series A convertible preferred units	91,073			91,073		90,000	0
Partners' Capital	52,695			52,695			80,165
Non-controlling interest	7,338			7,338			7,438
Total liabilities and partners’ capital	60,033			60,033			87,603
Total liabilities, partners’ capital and non-controlling interest	390,497			390,497			256,696
Revenues:
Revenue	76,694		39,487	136,479	84,077
Gain on commodity derivatives, net	914		3,835	609	4,103
Total revenue	77,608		43,322	137,088	88,180
Operating Expenses:
Natural Gas Midstream Costs	57,396		27,942	104,698	58,711
Direct Operating Costs	7,752		3,194	12,554	6,079
Selling, General and Administrative Expense	5,166		3,668	8,591	6,997
Allocated Share-based Compensation Expense	1,097		467	1,485	798
Depreciation	6,800		5,092	12,400	10,218
Total operating expenses	80,156		40,363	141,719	82,803
Loss on impairment of property, plant and equipment	(15,232)	(100)	0	(15,232)	0
Gain on involuntary conversion of property, plant and equipment	0	400	0	343	0
Operating Income (Loss)	(17,780)		3,076	(19,520)	5,499
Earnings from consolidated affiliates	0			0
Other Income (expenses):
Interest Expense	2,591		825	4,322	1,582
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(20,371)		2,251	(23,842)	3,917
Income Tax Expense (Benefit)				(414)
Income Tax Expense (Benefit), Continuing Operations	375		0	375	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(19,996)		2,251	(23,467)	3,917
(Loss) gain from operations of disposal groups	(1,930)		76	(1,857)	101
Net (loss) income attributable to the Partnership	(22,114)		2,327	(25,667)	4,018
Net income attributable to noncontrolling interests			0		0
Net (loss) income	(21,926)		2,327	(25,324)	4,018
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities				12,418	10,971
Cash flows from investing activities
Additions to property, plant and equipment				(13,606)	(2,384)
Insurance proceeds from involuntary conversion of property, plant and equipment	600	500		482	0
Net contributions from affiliates				0
Net distributions to affiliates				0
Net cash provided (used) in investing activities				(13,124)	(7,762)
Cash flows from financing activities
Net contributions from affiliates				0
Net distributions to affiliates				0
Proceeds from Partnership Contribution				575	13
Unit holder distributions				(7,805)	(8,031)
Proceeds from Issuance of Convertible Preferred Units				14,393	0
Net distributions to non-controlling interest owners				(443)	0
LTIP tax netting unit repurchase				(339)	(88)
Deferred debt issuance costs				(1,315)	(926)
Payments on other debt				(1,139)	0
Borrowings on other debt				1,495	0
Repayments of Other Debt				(489)	0
Proceeds from Other Debt				1,274	0
Payments on long-term debt				(56,546)	(25,350)
Borrowings on long-term debt				51,921	31,340
Net cash provided (used) in financing activities				1,582	(3,042)
Net increase (decrease) in cash and cash equivalents				876	167
Cash and Cash Equivalents
Beginning of period		576		576	871
End of period	1,448		1,038	1,448	1,038
Supplemental cash flow information
Interest payments				3,049	1,043
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment				(6,023)	66
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				59,994	0
Fair value of Series A Preferred Units in excess of value of contributed High Point System	15,612		0	15,612	0
Accrued unitholder distribution for Series A Units				2,146	0
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	(43)		14	(56)	17
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(21,969)		2,341	(25,380)	4,035
Less: Comprehensive income attributable to noncontrolling interests	188		0	343	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(22,157)		2,341	(25,723)	4,035
Parent Company [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	1			1
Current assets:
Cash and cash equivalents	1			1
Accounts receivable	0			0			0
Unbilled revenue	0			0			0
Risk management assets	0			0			0
Other current assets	0			0			0
Assets Held-for-sale, Current	0			0
Total current assets	1			1			1
Property, plant and equipment, net	0			0			0
Noncurrent assets held for sale, net	0			0
Intangible Assets, Net (Excluding Goodwill)	0			0
Goodwill	0			0
Deferred Tax Assets, Gross	0			0
Investment in subsidiaries	144,840			144,840			80,164
Other assets	0			0			0
Total assets	144,841			144,841			80,165
Current liabilities:
Accounts payable	0			0			0
Accrued gas purchases	0			0			0
Risk management liabilities	1,073			1,073
Other debt	0			0
Due to Affiliate	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0			0
Risk management liabilities	0			0
Accrued expenses and other current liabilities							0
Total current liabilities	1,073			1,073			0
Risk Management, Non Current Liabilities	0			0
Asset retirement cost	0			0			0
Other Liabilities, Noncurrent	0			0			0
Long- term debt, excluding current maturities	0			0			0
Deferred Tax Liabilities, Gross	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0			0
Total liabilities	1,073			1,073			0
Series A convertible preferred units	91,073			91,073
Partners' Capital	52,695			52,695			80,165
Non-controlling interest	0			0			0
Total liabilities and partners’ capital	52,695			52,695			80,165
Total liabilities, partners’ capital and non-controlling interest	144,841			144,841			80,165
Revenues:
Revenue	0			0
Gain on commodity derivatives, net	0			0
Total revenue	0			0
Operating Expenses:
Natural Gas Midstream Costs	0			0
Direct Operating Costs	0			0
Selling, General and Administrative Expense	0			0
Allocated Share-based Compensation Expense	0			0
Depreciation	0			0
Total operating expenses	0			0
Loss on impairment of property, plant and equipment				0
Gain on involuntary conversion of property, plant and equipment				0
Operating Income (Loss)	0			0
Earnings from consolidated affiliates	(22,114)			(25,667)
Other Income (expenses):
Interest Expense	0			0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(22,114)			(25,667)
Income Tax Expense (Benefit)	0			0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(22,114)			(25,667)
(Loss) gain from operations of disposal groups	0
Net (loss) income attributable to the Partnership	(22,114)			(25,667)
Net income attributable to noncontrolling interests	0			0
Net (loss) income	(22,114)			(25,667)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities				0
Cash flows from investing activities
Additions to property, plant and equipment				0
Insurance proceeds from involuntary conversion of property, plant and equipment				0
Net contributions from affiliates				7,805
Net distributions to affiliates				(14,705)
Net cash provided (used) in investing activities				(6,900)
Cash flows from financing activities
Net contributions from affiliates				0
Net distributions to affiliates				0
Proceeds from Partnership Contribution				312
Unit holder distributions				(7,805)
Proceeds from Issuance of Convertible Preferred Units				14,393
Net distributions to non-controlling interest owners				0
LTIP tax netting unit repurchase				0
Deferred debt issuance costs				0
Payments on other debt				0
Borrowings on other debt				0
Repayments of Other Debt				0
Proceeds from Other Debt				0
Payments on long-term debt				0
Borrowings on long-term debt				0
Net cash provided (used) in financing activities				6,900
Net increase (decrease) in cash and cash equivalents				0
Cash and Cash Equivalents
Beginning of period		1		1
End of period	1			1
Supplemental cash flow information
Interest payments				0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment				0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				59,994
Fair value of Series A Preferred Units in excess of value of contributed High Point System				15,612
Accrued unitholder distribution for Series A Units				2,146
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	(43)			(56)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,157)			(25,723)
Less: Comprehensive income attributable to noncontrolling interests	0			0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(22,157)			(25,723)
Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	1,451			1,451
Current assets:
Cash and cash equivalents	1,447			1,447
Accounts receivable	2,960			2,960			1,612
Unbilled revenue	20,227			20,227			18,102
Risk management assets	2,082			2,082			969
Other current assets	5,706			5,706			2,967
Assets Held-for-sale, Current	1,485			1,485
Total current assets	33,907			33,907			24,225
Property, plant and equipment, net	255,253			255,253			165,001
Noncurrent assets held for sale, net	3,049			3,049
Intangible Assets, Net (Excluding Goodwill)	5,525			5,525
Goodwill	16,447			16,447
Deferred Tax Assets, Gross	5,493			5,493
Investment in subsidiaries	47,587			47,587			51,613
Other assets	6,380			6,380			4,636
Total assets	373,641			373,641			245,475
Current liabilities:
Accounts payable	771			771			5,100
Accrued gas purchases	15,410			15,410			14,606
Risk management liabilities	13,473			13,473
Other debt	3,433			3,433
Due to Affiliate	20,000			20,000
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,567			1,567
Risk management liabilities	290			290
Accrued expenses and other current liabilities							9,150
Total current liabilities	54,944			54,944			28,856
Risk Management, Non Current Liabilities	28			28
Asset retirement cost	34,250			34,250			7,861
Other Liabilities, Noncurrent	(278)			(278)			309
Long- term debt, excluding current maturities	128,022			128,022			128,285
Deferred Tax Liabilities, Gross	10,714			10,714
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,121			1,121
Total liabilities	228,801			228,801			165,311
Series A convertible preferred units	0			0
Partners' Capital	144,840			144,840			80,164
Non-controlling interest	0			0			0
Total liabilities and partners’ capital	144,840			144,840			80,164
Total liabilities, partners’ capital and non-controlling interest	373,641			373,641			245,475
Revenues:
Revenue	64,595			112,694
Gain on commodity derivatives, net	914			609
Total revenue	65,509			113,303
Operating Expenses:
Natural Gas Midstream Costs	48,333			86,680
Direct Operating Costs	6,635			10,351
Selling, General and Administrative Expense	5,166			8,591
Allocated Share-based Compensation Expense	1,097			1,485
Depreciation	8,331			13,563
Total operating expenses	69,562			120,670
Loss on impairment of property, plant and equipment	(15,232)			(15,232)
Gain on involuntary conversion of property, plant and equipment				343
Operating Income (Loss)	(19,285)			(22,256)
Earnings from consolidated affiliates	1,317			2,393
Other Income (expenses):
Interest Expense	2,591			4,322
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(20,559)			(24,185)
Income Tax Expense (Benefit)	375			375
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(20,184)			(23,810)
(Loss) gain from operations of disposal groups	(1,930)			(1,857)
Net (loss) income attributable to the Partnership	(22,114)			(25,667)
Net income attributable to noncontrolling interests	0			0
Net (loss) income	(22,114)			(25,667)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities				9,682
Cash flows from investing activities
Additions to property, plant and equipment				(13,605)
Insurance proceeds from involuntary conversion of property, plant and equipment				482
Net contributions from affiliates				0
Net distributions to affiliates				0
Net cash provided (used) in investing activities				(13,123)
Cash flows from financing activities
Net contributions from affiliates				14,705
Net distributions to affiliates				(5,513)
Proceeds from Partnership Contribution				263
Unit holder distributions				0
Proceeds from Issuance of Convertible Preferred Units				0
Net distributions to non-controlling interest owners				0
LTIP tax netting unit repurchase				(339)
Deferred debt issuance costs				(1,315)
Payments on other debt				(1,139)
Borrowings on other debt				1,495
Repayments of Other Debt				(489)
Proceeds from Other Debt				1,274
Payments on long-term debt				(56,546)
Borrowings on long-term debt				51,921
Net cash provided (used) in financing activities				4,317
Net increase (decrease) in cash and cash equivalents				876
Cash and Cash Equivalents
Beginning of period		575		575
End of period	1,447			1,447
Supplemental cash flow information
Interest payments				3,049
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment				(6,023)
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				0
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	(43)			(56)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,157)			(25,723)
Less: Comprehensive income attributable to noncontrolling interests	0			0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(22,157)			(25,723)
Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	0			0
Current assets:
Cash and cash equivalents	0			0
Accounts receivable	1,108			1,108			346
Unbilled revenue	3,894			3,894			3,410
Risk management assets	0			0			0
Other current assets	434			434			259
Assets Held-for-sale, Current	0			0
Total current assets	5,436			5,436			4,015
Property, plant and equipment, net	59,006			59,006			58,818
Noncurrent assets held for sale, net	0			0
Intangible Assets, Net (Excluding Goodwill)	0			0
Goodwill	0			0
Deferred Tax Assets, Gross	0			0
Investment in subsidiaries	0			0			0
Other assets	0			0			0
Total assets	64,442			64,442			62,833
Current liabilities:
Accounts payable	6,230			6,230			427
Accrued gas purchases	2,749			2,749			2,428
Risk management liabilities	72			72
Other debt	0			0
Due to Affiliate	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0			0
Risk management liabilities	0			0
Accrued expenses and other current liabilities							469
Total current liabilities	9,051			9,051			3,324
Risk Management, Non Current Liabilities	0			0
Asset retirement cost	0			0			458
Other Liabilities, Noncurrent	466			466			0
Long- term debt, excluding current maturities	0			0			0
Deferred Tax Liabilities, Gross	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0			0
Total liabilities	9,517			9,517			3,782
Series A convertible preferred units	0			0
Partners' Capital	47,587			47,587			51,613
Non-controlling interest	7,338			7,338			7,438
Total liabilities and partners’ capital	54,925			54,925			59,051
Total liabilities, partners’ capital and non-controlling interest	64,442			64,442			62,833
Revenues:
Revenue	13,607			27,256
Gain on commodity derivatives, net	0			0
Total revenue	13,607			27,256
Operating Expenses:
Natural Gas Midstream Costs	10,571			21,489
Direct Operating Costs	1,117			2,203
Selling, General and Administrative Expense	0			0
Allocated Share-based Compensation Expense	0			0
Depreciation	414			828
Total operating expenses	12,102			24,520
Loss on impairment of property, plant and equipment				0
Gain on involuntary conversion of property, plant and equipment				0
Operating Income (Loss)	1,505			2,736
Earnings from consolidated affiliates	0			0
Other Income (expenses):
Interest Expense	0			0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	1,505			2,736
Income Tax Expense (Benefit)	0			0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,505			2,736
(Loss) gain from operations of disposal groups	0
Net (loss) income attributable to the Partnership	1,317			2,393
Net income attributable to noncontrolling interests	188			343
Net (loss) income	1,505			2,736
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities				2,736
Cash flows from investing activities
Additions to property, plant and equipment				(1)
Insurance proceeds from involuntary conversion of property, plant and equipment				0
Net contributions from affiliates				0
Net distributions to affiliates				0
Net cash provided (used) in investing activities				(1)
Cash flows from financing activities
Net contributions from affiliates				0
Net distributions to affiliates				(2,292)
Proceeds from Partnership Contribution				0
Unit holder distributions				0
Proceeds from Issuance of Convertible Preferred Units				0
Net distributions to non-controlling interest owners				(443)
LTIP tax netting unit repurchase				0
Deferred debt issuance costs				0
Payments on other debt				0
Borrowings on other debt				0
Repayments of Other Debt				0
Proceeds from Other Debt				0
Payments on long-term debt				0
Borrowings on long-term debt				0
Net cash provided (used) in financing activities				(2,735)
Net increase (decrease) in cash and cash equivalents				0
Cash and Cash Equivalents
Beginning of period		0		0
End of period	0			0
Supplemental cash flow information
Interest payments				0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment				0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				0
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	0			0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	1,505			2,736
Less: Comprehensive income attributable to noncontrolling interests	188			343
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	1,317			2,393
Consolidation, Eliminations [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	0			0
Current assets:
Cash and cash equivalents	0			0
Accounts receivable	0			0			0
Unbilled revenue	0			0			0
Risk management assets	0			0			0
Other current assets	0			0			0
Assets Held-for-sale, Current	0			0
Total current assets	0			0			0
Property, plant and equipment, net	0			0			0
Noncurrent assets held for sale, net	0			0
Intangible Assets, Net (Excluding Goodwill)	0			0
Goodwill	0			0
Deferred Tax Assets, Gross	0			0
Investment in subsidiaries	(192,427)			(192,427)			(131,777)
Other assets	0			0			0
Total assets	(192,427)			(192,427)			(131,777)
Current liabilities:
Accounts payable	0			0			0
Accrued gas purchases	0			0			0
Risk management liabilities	0			0
Other debt	0			0
Due to Affiliate	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0			0
Risk management liabilities	0			0
Accrued expenses and other current liabilities							0
Total current liabilities	0			0			0
Risk Management, Non Current Liabilities	0			0
Asset retirement cost	0			0			0
Other Liabilities, Noncurrent	0			0			0
Long- term debt, excluding current maturities	0			0			0
Deferred Tax Liabilities, Gross	0			0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0			0
Total liabilities	0			0			0
Series A convertible preferred units	0			0
Partners' Capital	(192,427)			(192,427)			(131,777)
Non-controlling interest	0			0			0
Total liabilities and partners’ capital	(192,427)			(192,427)			(131,777)
Total liabilities, partners’ capital and non-controlling interest	(192,427)			(192,427)			(131,777)
Revenues:
Revenue	(1,508)			(3,471)
Gain on commodity derivatives, net	0			0
Total revenue	(1,508)			(3,471)
Operating Expenses:
Natural Gas Midstream Costs	(1,508)			(3,471)
Direct Operating Costs	0			0
Selling, General and Administrative Expense	0			0
Allocated Share-based Compensation Expense	0			0
Depreciation	0			0
Total operating expenses	(1,508)			(3,471)
Loss on impairment of property, plant and equipment				0
Gain on involuntary conversion of property, plant and equipment				0
Operating Income (Loss)	0			0
Earnings from consolidated affiliates	20,797			23,274
Other Income (expenses):
Interest Expense	0			0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	20,797			23,274
Income Tax Expense (Benefit)	0			0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	20,797			23,274
(Loss) gain from operations of disposal groups	0
Net (loss) income attributable to the Partnership	20,797			23,274
Net income attributable to noncontrolling interests	0			0
Net (loss) income	20,797			23,274
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities				0
Cash flows from investing activities
Additions to property, plant and equipment				0
Insurance proceeds from involuntary conversion of property, plant and equipment				0
Net contributions from affiliates				(7,805)
Net distributions to affiliates				14,705
Net cash provided (used) in investing activities				6,900
Cash flows from financing activities
Net contributions from affiliates				(14,705)
Net distributions to affiliates				7,805
Proceeds from Partnership Contribution				0
Unit holder distributions				0
Proceeds from Issuance of Convertible Preferred Units				0
Net distributions to non-controlling interest owners				0
LTIP tax netting unit repurchase				0
Deferred debt issuance costs				0
Payments on other debt				0
Borrowings on other debt				0
Repayments of Other Debt				0
Proceeds from Other Debt				0
Payments on long-term debt				0
Borrowings on long-term debt				0
Net cash provided (used) in financing activities				(6,900)
Net increase (decrease) in cash and cash equivalents				0
Cash and Cash Equivalents
Beginning of period		0		0
End of period	0			0
Supplemental cash flow information
Interest payments				0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment				0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				0
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	43			56
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	20,840			23,330
Less: Comprehensive income attributable to noncontrolling interests	0			0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	20,840			23,330
Terminals [Member]
Revenues:
Gain on commodity derivatives, net	0			0
Total revenue	2,866			2,866
Operating Expenses:
Natural Gas Midstream Costs	0			0
Direct Operating Costs	631			631
Other Income (expenses):
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(416)		0	(416)	0
Net (loss) income attributable to the Partnership	(477)		0	(477)	0
Supplemental non-cash information
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				22,129	0
Terminals [Member] | Parent Company [Member]
Supplemental non-cash information
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)				$ 22,129